Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund's equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund's assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAM-16-02 1.797978.117	November 30, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund's equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund's assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAM-INV-16-02 1.917779.107	November 30, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces the information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund's assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAMG-16-02 1.797980.116	November 30, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces the information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The Adviser allocates the fund's assets among the three asset classes, generally using different Fidelity managers to handle investments within each asset class. The fund gains exposure to each asset class mainly by investing in central funds, which are specialized Fidelity® investment vehicles designed to be used by Fidelity® funds. Fidelity uses central funds to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. The fund may gain exposure to each asset class also by investing directly in individual securities through one or more subportfolios, which are portions of the fund's assets assigned to different managers. In addition, the fund may, directly or through central funds, make investments that do not fall into any of the three asset classes.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Stock Class

The fund invests in stocks mainly by investing in sector central funds, which are managed in an effort to outperform different sectors of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The Adviser expects the fund’s equity sector allocations will approximate the sector weightings of the S&P 500® Index, a broadly diversified measure of the performance of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the equity portion of the fund to be driven primarily by the security selections of the managers of each sector.

The fund invests in stocks also by investing in one or more international central funds, which are managed in an effort to outperform foreign stock markets. At present, these central funds include Fidelity® International Equity Central Fund and Fidelity® Emerging Markets Equity Central Fund. The Adviser decides what portion of the fund's assets to allocate to international central funds based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector central fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAMG-INV-16-02 1.918619.106	November 30, 2016